Other long-term assets and other long-term liabilities	12 Months Ended
Dec. 31, 2014
Other Long Term Assets And Other Long-Term Liabilities [Abstract]
Other Long Term Assets And Other Long-Term Liabilities [Text Block]
11. Other long-term assets and other long-term liabilities

The components other long-term assets are as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2014	2013
	(Restated)
Refundable value added tax on import	$15,449	$—
Total other long-term assets	15,449	—

Refundable value added tax was paid in Indonesia in local currency on the import of PGN FSRU Lampung into the country. The original balance was reduced for net value added tax incurred for the year ended December 31, 2014. The receivable can be recovered by requesting a refund from the tax authorities for the net outstanding balance as of a given date or applying future periods next value added tax liabilities against the receivable. The process to obtain a refund takes more than twelve months. The charterer provided an advance for the funding of the refundable value added tax on import.

The current portion and long term advance for refundable value added tax, at December 31, 2014 exchange rates, were as follows:

	As of
	December 31,
	2014	2013
Total advance for refundable value added tax on import	24,524	—
Less: Current portion of advance for refundable value added tax (note 15)	(2,318)	—
Long term advances for value added tax recorded in Other long-term liabilities	$22,206	$—